Loans and amounts due from credit institutions (Tables)	12 Months Ended
Dec. 31, 2021
Loans and amounts due from credit institutions - Currency

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

(1)	Guaranteed by debt instruments.
(2)	Changes refers substantially to the effect of the write-off of receivables from Getnet spin-off.

Thousand of reais	2021	2020	2019

Currency:
Brazilian Real	91,889,990	109,287,868	107,693,973
US dollar	2,445,781	2,778,911	1,401,601
Euro	1,350,808	792,061	151,674
Total	95,686,579	112,858,840	109,247,248

Loans and amounts due from credit institutions - Currency

Thousand of reais	2021	2020	2019

Currency:
Brazilian Real	91,889,990	109,287,868	107,693,973
US dollar	2,445,781	2,778,911	1,401,601
Euro	1,350,808	792,061	151,674
Total	95,686,579	112,858,840	109,247,248

Cash equivalents

Thousand of reais	2021	2020	2019

Cash equivalents:
Short-term transactions and low risk of change in its value (1)	16,011,548	8,298,083	1,316,299
(1)	The Amount refers to investments in the open market (repurchase agreements) and investments in interbank deposits (CDI) at